INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Investments in Nonconsolidated Affiliates

The following table summarizes the Company’s investments in nonconsolidated affiliates:

(In thousands)	ARN	All Others	Total
Balance at December 31, 2011	$347,377	$12,310	$359,687
Cash advances (repayments)	(8,758)	3,082	(5,676)
Acquisitions of investments, net	—	2,704	2,704
Equity in earnings (loss)	18,621	(64)	18,557
Foreign currency transaction adjustment	(1,189)	—	(1,189)
Foreign currency translation adjustment	8,085	(10)	8,075
Distributions received	(11,074)	(642)	(11,716)
Other	—	470	470

Balance at December 31, 2012	$353,062	$17,850	$370,912
Cash advances (repayments)	—	3,051	3,051
Acquisitions of investments, net	—	1,354	1,354
Equity in loss	(75,318)	(2,378)	(77,696)
Foreign currency transaction adjustment	(37,068)	4	(37,064)
Distributions received	(19,926)	(1,750)	(21,676)
Other	—	(76)	(76)

Balance at December 31, 2013	$220,750	$18,055	$238,805